CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash on hand	$ 99	$ 177
Bank checking account balances	357,354	314,804
Time deposits	507,519	611,073
Mutual funds	199,742	633,958
Total	$ 1,064,714	$ 1,560,012	$ 1,075,942	$ 589,886